Intangible Assets and Impairment and Goodwill (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Indefinite-lived Intangible Assets [Line Items]
Goodwill, Impairment Loss		$ 0	$ 17,757,113	$ 0
Amortization Of Intangible Assets		8,136,369	16,369,467	16,365,034
Impairment of Intangible Assets (Excluding Goodwill)	$ 97,279,517	$ 97,279,517	$ 0	$ 0
Bao Li Gaming and Oriental VIP [Member]
Indefinite-lived Intangible Assets [Line Items]
Noncompeting Agreement ,Restricted Period Term From Termination Of Employment Agreement	10 years